Inventories, Net - Schedule of Inventories and Reserve of Inventories (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Inventories and Reserve of Inventories [Abstract]
Finished goods	[1]	$ 1,865,133	$ 70,624
Raw materials	[2]	244,359	351,488
Subtotal		2,109,492	422,112
Less: provision for inventories		(49,684)	(40,968)	$ (50,352)	$ (42,687)
Inventories, net		$ 2,059,808	$ 381,144

[1]	Finished goods included battery packs and electronic control systems.
[2]	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.